Schedule of operating expenses (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Professional fees	$ 355,399	$ 467,915
Audit fees	207,378	70,000
Bank charges	1,487	2,089
Total Operating Expenses	$ 564,264	$ 540,004